Financial risk management - Interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	$ 98,967	$ 107,607
Obligations under finance leases	18,358	22,536	$ 25,872
Debt instruments	440,297	357,508
Other financial liabilities	4,549	29,094
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	98,967	107,607
Obligations under finance leases	18,358	22,537
Debt instruments	440,297	357,508
Other financial liabilities	67,013	63,896
Interest-bearing financial liabilities	$ 624,635	551,548
Increase in floating interest rate, Percentage	1.00%
Additional borrowing cost if 1% increase in floating interest rate	$ 990	1,064
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Debt instruments	440,297	357,508
Other financial liabilities	67,013	63,896
Interest-bearing financial liabilities	507,310	421,404
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings	98,967	107,607
Obligations under finance leases	18,358	22,537
Interest-bearing financial liabilities	$ 117,325	$ 130,144